Retirement-Related Benefits - ABO and APBO in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Pension Plan
Defined Benefit Plan, Pension and Non-Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Plans with PBO in excess of plan assets, Benefit Obligation	$ 16,493	$ 16,216
Plans with PBO in excess of plan assets, Plan Assets	9,423	8,811
Plans with ABO in excess of plan assets, Benefit Obligation	16,487	16,194
Plans with ABO in excess of plan assets, Plan Assets	9,417	8,789
Plans with assets in excess of PBO, Benefit Obligation	27,839	26,493
Plans with assets in excess of PBO, Plan Assets	35,383	33,985
Other Postretirement Benefits Plan
Defined Benefit Plan, Pension and Non-Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Plans with ABO in excess of plan assets, Benefit Obligation	2,771	2,764
Plans with ABO in excess of plan assets, Plan Assets	$ 14	$ 20